Basis of Presentation and Significant Accounting Policies - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Percentage of ownership interest	100.00%
Total assets	$ 29,160,042,000	$ 28,174,400,000	$ 25,215,178,000
Total liabilities	17,469,140,000	18,178,304,000
Accounts payable	255,028,000	250,477,000
Construction retention accrued	34,000,000	32,000,000
Impairment charges	0	0
Commissions, complimentaries and other incentives	2,100,000,000	1,800,000,000	1,800,000,000
Advertising expense	223,000,000	171,000,000	156,000,000
Proceeds from issuance of redeemable noncontrolling interests	0	47,325,000	6,250,000
Accounting Standards Update 2014-09 | Effect Before and After Topic 606 [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Decrease to beginning retained earnings, net of tax			(29,000,000)
Tax effect of change in retained earnings			15,000,000
Food and Beverage Revenue [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Lease revenue	51,000,000	50,000,000	51,000,000
Entertainment Retail and Other Revenue [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Lease revenue	79,000,000	77,000,000	72,000,000
Property Plant and Equipment [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Accounts payable	$ 28,000,000	36,000,000
Foreign Countries [Member] | Accounts Receivable [Member] | Geographic Concentration [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Percentage of casino receivables	35.00%
MGM China [Member] | Accounts Receivable [Member] | Geographic Concentration [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Percentage of casino receivables	8.00%
MGM Growth Properties LLC [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Percentage of minority interest	26.60%
Total assets	$ 10,400,000,000
Total liabilities	$ 4,300,000,000
MGM National Harbor [Member]
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Proceeds from issuance of redeemable noncontrolling interests		$ 53,000,000	$ 53,000,000
Noncontrolling interest, description	In 2015 and 2016, MGM National Harbor issued non-voting economic interests in MGM National Harbor (“Interests”) to noncontrolling interest parties for a total aggregate purchase price of $53 million.